Financial Information of L-3 Communications and Its Subsidiaries - Condensed Combining Statements of Equity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Jan. 01, 2011 Common Stock [Member]	Dec. 31, 2013 Retained Earnings [Member]	Dec. 31, 2012 Retained Earnings [Member]	Dec. 31, 2011 Retained Earnings [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member]	Dec. 31, 2012 L-3 Communications Corporation [Member]	Dec. 31, 2011 L-3 Communications Corporation [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] Common Stock [Member]	Dec. 31, 2012 L-3 Communications Corporation [Member] Common Stock [Member]	Dec. 31, 2011 L-3 Communications Corporation [Member] Common Stock [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] Additional Paid-in Capital [Member]	Dec. 31, 2012 L-3 Communications Corporation [Member] Additional Paid-in Capital [Member]	Dec. 31, 2011 L-3 Communications Corporation [Member] Additional Paid-in Capital [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] Treasury Stock [Member]	Dec. 31, 2012 L-3 Communications Corporation [Member] Treasury Stock [Member]	Dec. 31, 2011 L-3 Communications Corporation [Member] Treasury Stock [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] Retained Earnings [Member]	Dec. 31, 2012 L-3 Communications Corporation [Member] Retained Earnings [Member]	Dec. 31, 2011 L-3 Communications Corporation [Member] Retained Earnings [Member]	Dec. 31, 2013 L-3 Communications Corporation [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2012 L-3 Communications Corporation [Member] Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2011 L-3 Communications Corporation [Member] Accumulated Other Comprehensive Loss [Member]
Condensed Financial Statements, Captions [Line Items]
Beginning Balance											$ 5,467	$ 6,635	$ 6,764				$ 5,314	$ 5,064	$ 4,801				$ 703	$ 2,025	$ 2,219	$ (550)	$ (454)	$ (256)
Beginning Balance, Shares				85,800,000	90,400,000	99,000,000	108,600,000							100	100	100
Net income attributable to L-3	787	820	968					778	810	956	778	810	956										778	810	956
Contributions from L-3 Holdings											339	250	263				339	250	263
Dividends to L-3 Holdings											(997)	(1,064)	(1,157)										(997)	(1,064)	(1,157)
Comprehensive gain (loss)	440	(96)	(198)								440	(96)	(198)													440	(96)	(198)
Net change of equity due to spin-off of Engility												(1,063)												(1,063)
Other											(4)	(5)	7										(4)	(5)	7
Ending Balance											$ 6,023	$ 5,467	$ 6,635				$ 5,653	$ 5,314	$ 5,064				$ 480	$ 703	$ 2,025	$ (110)	$ (550)	$ (454)
Ending Balance, Shares				85,800,000	90,400,000	99,000,000	108,600,000							100	100	100